Auditors' fees	12 Months Ended
Dec. 31, 2018
Auditor's remuneration [abstract]
Auditors' fees

NOTE 19   Auditors’ fees

As required by Decree no. 2008-1487 of December 30, 2008, the following table shows the amount of fees of the auditors of the parent company and their partner firms in respect of the fully consolidated subsidiaries.

		Audit and related services					Other services
		Statutory audit fees, certification,		Services required			rendered by
		auditing of the accounts		by the law			auditors' networks to
(in millions of euros)		o/w issuer		o/w issuer		Sub-total	fully-consolidated	Total
EY							subsidiaries
2018		10.6	5.4	0.3	—	10.8	0.4	11.3
	%	94%	48%	2%	—	96%	4%	100%
2017		11.6	7.1	0.0	0.0	11.6	0.6	12.2
	%	95%	58%	0%	0%	95%	5%	100%
2016		9.2	4.9	0.1	0.0	9.3	0.6	9.9
	%	93%	49%	1%	0%	94%	6%	100%
KPMG
2018		10.9	6.3	0.5	0.3	11.4	0.1	11.5
	%	95%	55%	4%	2%	99%	1%	100%
2017		11.4	6.9	0.3	0.2	11.7	0.1	11.8
	%	97%	58%	3%	2%	99%	1%	100%
2016		9.2	5.4	0.5	0.2	9.7	0.1	9.8
	%	94%	55%	5%	2%	99%	1%	100%

The services provided by the statutory auditors were authorized pursuant to the rules adopted by the Audit Committee and updated each year since October 2016. No tax services were rendered to the Group by the networks of the statutory auditors of the parent company.